Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management	12 Months Ended
Dec. 31, 2018
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Disclosure of information about key management personnel Explanatory

54. Remuneration and other benefits to the Board of Directors and to the members of the Bank’s Senior Management

Remuneration received by non-executive directors during the 2018 financial year

The remunerations paid to non-executive members of the Board of Directors during the 2018 financial year are indicated below, individually and itemized:

Remuneration for non-executive directors (thousands of euro)
	Board of Directors	Executive Committee	Audit and Compliance Committee	Risk Committee	Remunerations Committee	Appointments Committee	Technology and Cybersecurity Committee	Total
Tomás Alfaro Drake	129	-	18	-	43	25	43	258
José Miguel Andrés Torrecillas	129	-	179	107	-	71	-	485
Jaime Félix Caruana Lacorte (1)	75	83	-	53	-	-	25	237
Belén Garijo López	129	-	71	-	107	20	-	328
Sunir Kumar Kapoor	129	-	-	-	-	-	43	172
Carlos Loring Martínez de Irujo	129	167	-	107	43	-	-	445
Lourdes Máiz Carro	129	-	71	-	43	41	-	284
José Maldonado Ramos	129	167	-	53	-	41	-	390
Ana Peralta Moreno (1)	86	-	36	-	21	-	-	143
Juan Pi Llorens	129	-	71	214	-	-	43	457
Susana Rodríguez Vidarte	129	167	-	107	-	41	-	443
Jan Verplancke (1)	107	-	-	-	-	-	25	132
Total (2)	1,427	584	446	642	257	239	179	3,773

(1) Directors appointed by the General Meeting held on 16 March 2018. This includes the remunerations paid for membership of the various Board Committees throughout the 2018 financial year. The composition of these Committees was modified on 27 June 2018. Remunerations paid in accordance with the date of acceptance of said appointment.

(2) In addition, José Antonio Fernández Rivero, who stepped down as director on 16 March 2018, received a total of €95 thousand in 2018, for his membership of the Board and of a number of Board Committees.

Also, during the 2018 financial year, €107 thousand has been paid out in casualty and healthcare insurance premiums for non-executive members of the Board of Directors.

Remuneration received by executive directors during the 2018 financial year

Over the course of financial year 2018, the executive directors have received the amount of the Annual Fixed Remuneration corresponding to said financial year, established in the Remuneration Policy for BBVA Directors applicable in 2018, which was approved by the General Meeting held on 17 March 2017.

In addition, the executive directors have received the Annual Variable Remuneration for 2017 financial year, which, in accordance with the settlement and payment system set out in said Policy, was due to be paid to them during the first quarter of financial year 2018.

In application of this settlement and payment system:

  40% of the 2017 Annual Variable Remuneration corresponding to executive directors has been paid, having the conditions been met, in the first quarter of financial year 2018 (hereinafter, the "Upfront Portion"), in equal parts in cash and in shares.
  The remaining 60% of the Annual Variable Remuneration, both in cash and in shares, has been deferred in its entirety for a period of five years, and its accrual and payment will be subject to compliance with a series of multi-year indicators (hereinafter, the "Deferred Portion"). The application of these indicators, calculated over the first three years of deferral, may lead to a reduction of the Deferred Portion, even in its entirety, but in no event may be increased. Provided that the relevant conditions have been met, the resulting amount will then be paid (40% in cash and 60% in shares), according to the following schedule: 60% in 2021, 20% in 2022 and the remaining 20% in 2023.
  All the shares delivered to the executive directors as Annual Variable Remuneration, both of the Upfront Portion and the Deferred Portion will be withheld for a period of one year after their delivery; this will not apply to those shares transferred to honor the payment of taxes arising therefrom.
  The Deferred Portion of the Annual Variable Remuneration in cash will be subject to updating under the terms established by the Board of Directors.
  Executive directors may not use personal hedging strategies or insurance in connection with the remuneration and responsibility that may undermine the effects of alignment with prudent risk management.
  The variable component of the remuneration for executive directors corresponding financial year 2017 is limited to a maximum amount of 200% of the fixed component of the total remuneration, as agreed by the General Meeting.
  Over the entire deferral and withholding period, the entire Annual Variable Remuneration for the executive directors will be subject to reduction and recovery ("malus" and "clawback") arrangements.

Additionally, upon receipt of the shares, executive directors will not be allowed to transfer a number of shares equivalent to twice their Annual Fixed Remuneration (AFR) for at least three years after their delivery.

Similarly, in application of the settlement and payment system of the annual variable remuneration for 2014 financial year, in accordance with the remuneration policy applicable at that time, the executive directors have received in 2018 the last third of the deferred annual variable remuneration for 2014 financial year, delivery of which corresponded in 2018, thus concluding payment of the deferred variable remuneration for 2014.

In accordance with the above, the remunerations paid to executive directors during financial year 2018 are indicated below, individually and itemized:

Annual Fixed Remuneration (thousands of euro), received in 2018

Carlos Torres Vila	1,965
José Manuel González-Páramo Martínez-Murillo	834
Total	2,799

Variable remuneration for financial year 2017, received in 2018
	In cash (1)(thousands of euro)	In shares (1)
Carlos Torres Vila	562	77,493
José Manuel González-Páramo Martínez-Murillo	87	12,029
Total	649	89,522

(1) Remunerations corresponding to the Upfront Portion (40%) of the Annual Variable Remuneration for financial year 2017, 50% in cash and 50% in shares.

Deferred variable remuneration for financial year 2014, received in 2018
	In cash (1)(thousands of euro)	In shares (1)
Carlos Torres Vila	105	11,766
José Manuel González-Páramo Martínez-Murillo	33	3,678
Total	137	15,444

(1) Remunerations corresponding to the last third of the deferred annual variable remuneration for financial year 2014, 50% in cash and 50% in shares, along with its update in cash.

In addition, the executive directors received remuneration in kind throughout financial year 2018, including insurance premiums and others, amounting to a total of €236 thousand, of which €154 thousand correspond to Carlos Torres Vila and €82 thousand to José Manuel González-Páramo Martínez-Murillo.

Former Group Executive Chairman, Francisco González Rodríguez, who stepped down from this position with effect on 21 December 2018, received, during 2018, €2,475 thousand as Annual Fixed Remuneration; €660 thousand and 90,933 BBVA shares corresponding to 40% of the Annual Variable Remuneration for financial year 2017; and €332 thousand and 37,390 BBVA shares as settlement of the last third of the deferred variable remuneration for financial year 2014, payment of which corresponded in first quarter of financial year 2018, including the corresponding update; as well as €20 thousand as remuneration in kind.

On the other hand, it is indicated that in 2018, CEO Onur Genç—who was appointed by resolution of BBVA's Board of Directors on 20 December 2018— has not received any remuneration for said role in 2018, having received fixed and variable remuneration in accordance with his previous position as Chairman and CEO of BBVA Compass, this remuneration being subject to the settlement and payment system applicable to said position. Thus, over the course of the financial year 2018, he has received €2,240(*) thousand as Annual Fixed Remuneration; €191(*) thousand and 26,531 BBVA ADSs corresponding to 40% of the Annual Variable Remuneration for financial year 2017; and €376 thousand as remuneration in kind, which includes benefits for his expatriate status in the United States.

(*) Amounts paid in US Dollars. Euro details are for information purposes.

  Annual Variable Remuneration for executive directors for financial year 2018

Following year-end 2018, the Annual Variable Remuneration for executive directors corresponding to said period has been determined, applying the conditions established at the beginning of the year, as established in the Remuneration Policy for BBVA Directors approved by the General Meeting on 17 March 2017 with the following settlement and payment system:

  The Upfront Portion (40%) of the Annual Variable Remuneration of the executive directors for 2018 will be paid, if conditions are met, in equal parts in cash and shares, during the first quarter of 2019, which amounts to €479 thousand and 100,436 BBVA shares in the case of Carlos Torres Vila; and €79 thousand and 16,641 BBVA shares in the case of José Manuel González-Páramo Martínez-Murillo.
  The Deferred Portion (60%) remaining will be deferred for a five-year period, subject to compliance with the multi-year performance indicators determined by the Board of Directors at the start of financial year 2018, calculated over the first three-year deferral period. Provided that the conditions are met, the resulting amount will vest (40% in cash and 60% in shares), under the following schedule: 60% after the third year of deferral, 20% after the fourth year of deferral and the remaining 20% after the fifth year of deferral. All the above is subject to the settlement and payment system conditions set out in the Remuneration Policy for BBVA Directors, which includes malus and clawback arrangements and retention periods for shares.

As regards former Group Executive Chairman, Francisco González Rodríguez, his Annual Variable Remuneration for 2018 has been determined. This Annual Variable Remuneration for 2018 will be received, provided that conditions are met, in accordance with the same settlement and payment system applicable to executive directors which includes deferral rules, malus and clawback arrangements and retention periods for shares. Thus, the Upfront Portion (40%) has been determined in: €528 thousand and 110,814 BBVA shares. Accrual and payment of the Deferred Portion (remaining 60%), 40% in cash and 60% in shares, will be subject to compliance with multi-year performance indicators approved by the Board of Directors. All the above is subject to the conditions of the settlement and payment system established in the Remuneration Policy for BBVA Directors, which includes malus and clawback arrangements and withholding periods for shares.

As regards CEO Onur Genç and as aforementioned, his Annual Variable Remuneration for financial year 2018 is linked to his previous position as Chairman and CEO of BBVA Compass and has been determined in accordance with the settlement and payment system applicable for such position. Thus, providing that applicable conditions are met, 40% of Annual Variable Remuneration for 2018 will be paid in the first quarter of 2019, amounting to a total of €196 thousand(*) and 41,267 BBVA shares. Accrual and payment of the remaining 60% of the Annual Variable Remuneration for financial year 2018, 50% in cash and 50% in shares, will be deferred for a three-year period and will be subject to compliance with multi-year performance indicators set by the Board of Directors for the whole Identified Staff at the beginning of 2018 and measured over the course of the three-year period.

(*) Euro details are for information purposes. Year-end 2018 exchange rate applied: EUR/USD 1,145001.

At the time of drafting of these consolidated Annual Accounts none of these remunerations have been paid.

The amounts corresponding to deferred shares is detailed in the section "Remuneration based on Capital/Equity Instruments" and the cash part in "Other Liabilities/Other Accruals" in the consolidated balance sheet at 31 December 2018.

  Deferred Annual Variable Remuneration of executive directors for financial year 2015

Following year-end 2018, the deferred Annual Variable Remuneration of executive directors for financial year 2015 has been determined, with delivery, if conditions are met, corresponding during the first quarter of financial year 2019, subject to the conditions established for this purpose in the Remuneration Policy for BBVA Directors approved by the General Meeting on 13 March 2015.

Thus, based on the result of each of the multi-year performance indicators set by the Board in 2015 to calculate the deferred portion of this remuneration, and in application of the corresponding scales of achievement and their corresponding targets and weightings, likewise approved by the Board, the deferred portion of the Annual Variable Remuneration for financial year 2015 has been adjusted downwards as a consequence of result of the TSR indicator, which scale has determined a 10% reduction in the deferred amount associated to this indicator. The final amount of the deferred portion of the Annual Variable Remuneration for financial year 2015, after the corresponding adjustment in light of the result of the TSR indicator, has been determined in an amount of €612 thousand and 79,157 BBVA shares, in the case of Carlos Torres Vila, and €113 thousand and 14,667 BBVA shares in the case of José Manuel González-Páramo Martínez-Murillo, which includes the corresponding updating.

As regards the former Group Executive Chairman, Francisco González Rodríguez, his deferred Annual Variable Remuneration for financial year 2015 has been determined, to be received, providing that conditions are met, in accordance with the same settlement and payment system applicable to executive directors, amounting to a total of €1,035 thousand and 133,947 BBVA shares, which includes the corresponding updating.

At the time of drafting of these consolidated Annual Accounts none of these remunerations have been paid.

Lastly, as at year-end 2018 and in accordance with the conditions established in the remuneration policies applicable in the corresponding years, 50% and 60% of the annual variable remuneration of the executive directors corresponding to 2016 and 2017 financial years, respectively, has been deferred, to be received in future years, if applicable conditions are met, in accordance with the terms established in the remuneration policy applicable for each of such financial years.

Remuneration received by the members of Senior Management in the 2018 financial year

The members of Senior Management, excluding executive directors, who held that position as at 20 December 2018(*) (15 members) have, over the course of the 2018 financial year, received the amount of the fixed remuneration corresponding to that financial year and the Annual Variable Remuneration for the 2017 financial year, which, in accordance with the settlement and payment system set out in the remuneration policy applicable to Senior Management in this financial year, was due to be paid to them during the first quarter of 2018.

In application of this settlement and payment system:

  40% of the Annual Variable Remuneration due to members of the Senior Management for the 2017 financial year, 40% has been paid, as the conditions have been met, in the first quarter of the 2018 financial year (the "Upfront Portion"), in equal parts in cash and in shares.
  The remaining 60% of the Annual Variable Remuneration, in both cash and shares, has been deferred in its entirety for a period of five years, and its accrual and payment will be subject to compliance with a series of multi-year indicators (the "Deferred Portion"). The application of these indicators, calculated over the first three years of deferral, may lead to a reduction of the Deferred Portion, even in its entirety, but in no event may be increased. Provided that the relevant conditions have been met, the resulting amount will then be paid (40% in cash and 60% in shares), according to the following payment schedule: 60% in 2021, 20% in 2022 and the remaining 20% in 2023.
  The shares received as Annual Variable Remuneration will be withheld for a period of one year after their delivery, with the exception of those transferred to honor the payment of taxes arising from their delivery.
  The deferred portion of the Annual Variable Remuneration in cash will be subject to updating under the terms established by the Board of Directors.
  No personal hedging strategies or insurance may be used in connection with the remuneration and the responsibility that may undermine the effects of alignment with prudent risk management.
  The variable component of the remuneration corresponding to the financial year 2017 will be limited to a maximum amount of 200% of the fixed component of the total remuneration, as agreed by the General Meeting.
  Over the entire deferral and withholding period, the total Annual Variable Remuneration will be subject to variable "malus" and "clawback" arrangements.

Similarly, in application of the settlement and payment system of the annual variable remuneration for 2014 financial year, in accordance with the remuneration policy applicable at that time, the Senior Management who were beneficiaries of such remuneration, have received the deferred last third of the annual variable remuneration for that financial year, which delivery corresponded to the first quarter of 2018, thus concluding payment of the deferred variable remuneration for the 2014 financial year.

(*) Date of the Board of Directors’ resolution by which organizational changes were approved in the Group.

In accordance with the above, the remuneration paid to members of the Senior Management as a whole, who held that position as at 20 December 2018, excluding executive directors, during the 2018 financial year is indicated below (itemized):

Annual Fixed Remuneration (thousands of euro) received in 2018

Senior Management total	16,129

Annual Variable Remuneration for the 2017 financial year, received in 2018
	In cash(thousands of euro)	In shares
Senior Management total	1,489	205,104

Deferred variable remuneration for the 2014 financial year, received in 2018
	In cash(thousands of euro)	In shares
Senior Management total	573	64,853

In addition, all members of Senior Management who held that position as at 20 December 2018, excluding executive directors, received remuneration in kind throughout the 2018 financial year, including insurance premiums and others, amounting to a total of €875 thousand.

At the year-end 2018 and subject to the conditions established in the remuneration policies applicable to the corresponding year for, components of the annual variable remuneration of members of the Senior Management who were beneficiaries of remunerations for the 2016 and 2017 financial years, are deferred to be received in future years, if conditions are met, in accordance with the policy applicable for each of such financial years.

As regards of those members of the Senior Management who were appointed by resolution of BBVA's Board of Directors on 20 December 2018 (5 members) have not received any remuneration for such condition, having received fixed and variable remuneration in line with their former positions and functions amounting in aggregate €1,757 thousand as Annual Fixed Remuneration; €337 thousand and 24,293 BBVA shares for Upfront Portion of the Annual Variable Remuneration for the 2017 financial year; and €33 thousand and 3,684 BBVA shares as settlement of the deferred last third of the Annual Variable Remuneration for the 2014 financial year to the Senior Management who were beneficiaries of such remuneration, including the corresponding update, as well as remuneration in kind and others for an amount of €158 thousand, all in application of the remuneration policy to which they were entitled in their condition as risk taker.

  Annual Variable Remuneration for Senior Management for financial year 2018

Following year-end 2018, the Annual Variable Remuneration of Senior Management corresponding to said period has been determined, excluding executive directors, who held that position as at 20 December 2018 (15 members).

Therefore, the 2018 Annual Variable Remuneration to all of the Senior Management, excluding executive directors, has been determined in a total amount of €7,074 thousand, in application of the settlement and payment system for this group. The 40% of the Annual Variable Remuneration corresponding to each of will be paid, providing the conditions are met, in equal parts in cash and in shares, during the first quarter of 2019. The remaining 60% of the Annual Variable Remuneration (40% in cash and 60% in shares) will be subject to compliance with a series of multi-year indicators and to the rest of the settlement and payment system conditions set out in the remuneration policy applicable to Senior Management, which includes malus and clawback arrangements and retention periods for shares.

As regards those members of the Senior Management who were appointed by resolution of BBVA's Board of Directors on 20 December 2018 (5 members), their Annual Variable Remuneration for the 2018 year-end has been calculated in line with their former positions and functions, amounting in aggregate €633 thousand, being subject to the conditions set out in the remuneration policy to which they were entitled in their condition as risk taker.

At the time of drafting of these consolidated Annual Accounts none of these remunerations have been paid.

  Deferred Annual Variable Remuneration of Senior Management for financial year 2015

Following year-end 2018, the deferred Annual Variable Remuneration of Senior Management for financial year 2015 has been determined, excluding executive directors, who held that position as at 20 December 2018 (15 members).

Thus, based on the result of each of the multi-year performance indicators set by the Board in 2015 to calculate the deferred portion of this remuneration, and in application of the corresponding scales of achievement and their corresponding targets and weightings, likewise approved by the Board, the deferred portion of the Annual Variable Remuneration for financial year 2015 has been adjusted downwards as a consequence of result of the TSR indicator, which scale has determined a 10% reduction in the deferred amount associated to this indicator. The final amount of the deferred portion of the Annual Variable Remuneration for financial year 2015 to be paid to Senior Management beneficiaries of such remuneration, if applicable conditions are met, after the corresponding adjustment in light of the result of the TSR indicator, has been determined in an amount of €2,936 thousand and 382,407 BBVA shares, which includes the corresponding updating.

As regards those members of the Senior Management who were appointed by resolution of BBVA's Board of Directors on 20 December 2018 (5 members) that were entitled to such deferred remuneration, their Annual Variable Remuneration for financial year 2015 has been calculated in line with their former positions and functions, amounting in aggregate €110 thousand and 14,203 BBVA shares, which includes the corresponding updating and being subject to the conditions set out in the remuneration policy to which they were entitled in their condition as a Group's risk takers.

At the time of drafting of these consolidated Annual Accounts none of these remunerations have been paid.

  Remuneration system with deferred delivery of shares for non-executive directors

BBVA has a remuneration system in shares with deferred delivery for its non-executive directors, which was approved by the General Shareholders' Meeting held on 18 March 2006 and extended by resolutions of the General Shareholders' Meetings held on 11 March 2011 and 11 March 2016 for an additional period of five years in each case.

This system involves the annual allocation to non-executive directors of a number of "theoretical shares" of BBVA equivalent to 20% of the total remuneration received in cash received by each director in the previous financial year. This is calculated according to the average closing prices of BBVA shares during the 60 trading sessions prior to the dates of the Annual General Shareholders' Meetings that approve the corresponding financial statements for each financial year.

These shares will be delivered to each beneficiary, where applicable, after they leave their positions as directors for reasons other than serious breach of their duties.

The "theoretical shares" allocated in 2018 to each non-executive director beneficiaries of the remuneration system in shares with deferred delivery, corresponding to 20% of the total remuneration in cash received by each of them in 2017, are as follows:

	Theoretical shares allocated in 2018	Theoretical shares accumulated as at 31 December 2018
Tomás Alfaro Drake	10,367	83,449
José Miguel Andrés Torrecillas	12,755	36,565
Belén Garijo López	7,865	34,641
Sunir Kumar Kapoor	4,811	8,976
Carlos Loring Martínez de Irujo	11,985	98,876
Lourdes Máiz Carro	7,454	23,160
José Maldonado Ramos	11,176	78,995
Juan Pi Llorens	11,562	54,171
Susana Rodríguez Vidarte	12,425	104,983
Total (1)	90,400	523,816

(1) In addition, in 2018, 10,188 "theoretical shares" were allocated to José Antonio Fernández Rivero, who stepped down as a director on 16 March 2018.

Pension commitments

At the end of the 2018 financial year, the Bank has pension commitments in favor of the executive directors Carlos Torres Vila and José Manuel González-Páramo Martínez-Murillo to cover contingencies for retirement, disability and death, in accordance with the Bylaws, the Remuneration Policy for BBVA Directors and their respective contracts entered into with the Bank.

With regard to Carlos Torres Vila, the Remuneration Policy for BBVA Directors provides for a benefits framework according to which he is entitled, provided that he does not leave his position as Chief Executive Officer due to serious breach of duties, to receive a retirement pension when he reaches the legally established retirement age, in the form of capital or income. The amount of this pension shall result from the funds accumulated by the Bank up to December 2016 to cover the commitments under his previous benefits scheme, plus the sum of the annual contributions made by the Bank from 1 January 2017 to cover said pension, as well as the corresponding accumulated yields.

The amount set out in the Remuneration Policy for BBVA Directors as annual contribution to cover retirement benefit under the defined-contribution scheme for Carlos Torres Vila is €1,642 thousand.

15% of the aforementioned agreed annual contribution will be based on variable components and considered "discretionary pension benefits", therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with this Policy.

Should the contractual relationship be terminated before he reaches the retirement age for reasons other than serious breach of duties, the retirement pension due to Carlos Torres Vila upon reaching the legally established retirement age will be calculated based on the total contributions made by the Bank under the terms set out, up to that date, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank from the time of termination.

With respect to the commitments to cover the contingencies for death and disability benefits for Carlos Torres Vila, the Bank will undertake the payment of the corresponding annual insurance premiums in order to top up the coverage the death and disability contingencies of his benefits system.

In line with the above, during the 2018 financial year, €1,896 thousand has been recorded to meet the benefits commitments for Carlos Torres Vila, amount which includes the contribution to the retirement contingency (€1,642 thousand) and to death and disability (€212 thousand), as well as €42 thousand corresponding to the adjustments made to the amount of "discretionary pension benefits" from 2017, as declared at 2017 year-end and which had to be recorded in the accumulated fund in 2018. As a result, the total accumulated amount of the fund to meet retirement commitments with Carlos Torres Vila amounts to €18,581 thousand as at 31 December 2018.

15% of the agreed annual contribution to retirement (€246 thousand) has been recognized in 2018 as "discretionary pension benefits". Following year-end 2018, this amount has been adjusted according to the criteria established to determine Carlos Torres Vila's Annual Variable Remuneration for 2018. Accordingly, the "discretionary pension benefits" for the financial year have been determined in an amount of €245 thousand, which will be included in the accumulated fund for 2019, subject to the same conditions as the Deferred Component of Annual Variable Remuneration for 2018, as well as the remaining conditions established for these benefits in the Remuneration Policy for BBVA Directors.

In the case of José Manuel González-Páramo Martínez-Murillo, the pension system provided for in the Remuneration Policy for BBVA Directors establishes an annual contribution of 30% of his Annual Fixed Remuneration, to cover the contingency of his retirement, as well as the payment of the corresponding insurance premiums in order to top up the coverage of death and disability.

15% of the aforementioned agreed annual contribution will be based on variable components and considered "discretionary pension benefits", therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with this Policy.

José Manuel González-Páramo Martínez-Murillo, upon reaching retirement age, will be entitled to receive, in the form of capital or income, the benefits arising from contributions made by the Bank to cover pension commitments, plus the corresponding yield accumulated up to that date, provided he does not leave his position due to serious breach of duties. In the event of voluntary termination of contractual relationship by the director before retirement, the benefits will be limited to 50% of the contributions made by the Bank up to that date, as well as the corresponding accumulated yield, with no additional contributions to be made by the Bank upon termination.

With respect to the commitments to cover the contingencies for death and disability benefits for José Manuel González-Páramo Martínez-Murillo, the Bank will undertake the payment of the corresponding annual insurance premiums in order to top up the coverage the death and disability contingencies of his benefits system.

In line with the above, during the 2018 financial year, €405 thousand has been recorded to meet the benefits commitments for José Manuel González-Páramo Martínez-Murillo, amount which includes the contribution to the retirement contingency (€250 thousand) and to death and disability (€147 thousand), as well as €8 thousand corresponding to the adjustments made to the amount of "discretionary pension benefits" from 2017, as declared at 2017 year-end and which had to be recorded in the accumulated fund in 2018. As a result, the total accumulated amount of the fund to meet retirement commitments with José Manuel González-Páramo amounts to €1,067 thousand as at 31 December 2018.

15% of the agreed annual contribution to retirement (€38 thousand) has been recognized in 2018 as "discretionary pension benefits". Following year-end 2018, this amount has been adjusted according to the criteria established to determine José Manuel González-Páramo Martínez-Murillo’s Annual Variable Remuneration for 2018. Accordingly, the "discretionary pension benefits" for the financial year have been determined in an amount of €42 thousand, which will be included in the accumulated fund for 2019, subject to the same conditions as the Deferred Component of Annual Variable Remuneration for 2018, as well as the remaining conditions established for these benefits in the Remuneration Policy for BBVA Directors.

As of 31 December 2018 there are no other pension commitments undertaken in favor of other executive directors.

Likewise, during the 2018 financial year, €4,754 thousand has been recorded to meet the benefits commitments undertaken with members of the Senior Management, excluding executive directors, who held said position as at 20 December 2018 (15 members), amount which includes the contribution to the retirement contingency (€3,883 thousand) and to death and disability (€831 thousand), as well as €40 thousand corresponding to the adjustments made to the amount of "discretionary pension benefits" from 2017, as declared at 2017 year-end and which had to be recorded in the accumulated fund in 2018. As a result, the total accumulated amount of the fund to meet retirement commitments with Senior Management amounts to €57,429 thousand as at 31 December 2018.

15% of the agreed annual contributions for members of Senior Management who held that position as at 20 December 2018 will be based on variable components and considered "discretionary pension benefits", therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the remuneration policy applicable to members of Senior Management.

To this end, of the agreed annual contribution to retirement, an amount of €571 thousand has been recognized in 2018 as "discretionary pension benefits". Following year-end 2018, this amount has been adjusted according to the criteria established to determine the Annual Variable Remuneration of the Senior Management for 2018. Accordingly, the "discretionary pension benefits" for the financial year, corresponding to members of the Senior Management who held that position as at 20 December 2018, have been determined in an amount of €555 thousand, which will be included in the accumulated fund for 2019, subject to the same conditions as the Deferred Component of Annual Variable Remuneration for 2018, as well as the remaining conditions established for these benefits in the remuneration policy applicable to members of the Senior Management.

During the 2018 financial year, €146 thousand has been recorded to meet the benefits commitments undertaken with the members of the Senior Management, excluding executive directors, who were appointed by BBVA's Board of Directors on 20 December 2018 (five members), pursuant to the commitments made by the Bank with each of them in relation to their previous positions and functions, with such amount including both the contribution to retirement contingency(€97 thousand) as well as to death and disability (€49 thousand), with the fund accumulated to meet retirement commitments for this group amounting to a total of €1,713 thousand.

Termination of the contractual relationship

In accordance with the Remuneration Policy for BBVA Directors, the Bank has no commitments to pay severance payments to executive directors.

The contractual framework defined in the aforementioned Policy for Carlos Torres Vila and for the executive director José Manuel González-Páramo Martínez-Murillo, includes a post-contractual non-compete agreement for a period of two years after they cease as BBVA executive directors, in accordance to which they will receive remuneration from the Bank for an amount equivalent to one Annual Fixed Remuneration for each year of duration of the non-compete arrangement , which shall be paid periodically over the course of the two years, provided that they leave their positions as executive directors for reasons other than retirement, disability or serious breach of duties.